[LOGO OF SOUTHTRUST VULCAN FUNDS]



                                                         Treasury Obligations
                                                            Money Market Fund

                                                                    Bond Fund

                                                                   Stock Fund

                                                                  Income Fund




                                                                Annual Report
                                                               April 30, 1997





PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Annual Report of the SouthTrust Vulcan Funds for the twelve-month reporting period from May 1, 1996 through April 30, 1997. This report begins with an investment review of the economy and developments in the financial markets over the reporting period. Next, you will find a complete list of investments and financial statements for the SouthTrust Vulcan Treasury Obligations Money Market Fund, the SouthTrust Vulcan Bond Fund, the SouthTrust Vulcan Stock Fund, and the SouthTrust Vulcan Income Fund.

The highlights for each fund over the fiscal year, ended April 30, 1997, are as follows:

SOUTHTRUST VULCAN TREASURY OBLIGATIONS MONEY MARKET FUND

This portfolio of U.S. Treasury money market securities paid a dividend stream totaling $0.05 per share during the year. Total net assets in the fund reached $524.5 million at the end of the reporting period.

SOUTHTRUST VULCAN INCOME FUND

SouthTrust Vulcan Income Fund, a diversified portfolio of income-producing investments, paid dividends totaling $0.56 per share, which contributed to a total return of 4.90%* (1.27% taking into account the fund's sales charge). Due to a difficult bond environment that decreased bond prices, the fund's net asset value decreased slightly by $0.09 per share. Total net assets in the fund stood at $38.6 million at the end of the reporting period.

SOUTHTRUST VULCAN BOND FUND

This fund's diversified portfolio of corporate and government bonds paid distributions totaling $0.64 per share, which contributed to a total return during the period of 5.98%* (2.30% taking into account the fund's sales charge). Due to a difficult bond environment that decreased bond prices, the fund's net asset value decreased slightly by $0.06 per share. Total net assets in the fund stood at $91.2 million at the end of the reporting period.

SOUTHTRUST VULCAN STOCK FUND

In a continued favorable environment for high-quality stocks, Vulcan Stock Fund produced a total return during the period of 19.99%* (14.58% taking into account the fund's sales charge). Contributing to the total return was a 9% increase in net asset value, $0.21 per share in dividends and $1.17 in capital gains. Total net assets reached $272.7 million.

Thank you for putting your money to work in one or more key financial markets through the SouthTrust Vulcan Funds. We look forward to keeping you up-to-date on your progress.

Sincerely,

LOGO
Edward C. Gonzales
President June 15, 1997

* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S.
 government.




INVESTMENT REVIEW
-------------------------------------------------------------------------------

The nearly ideal investment environment experienced during 1996 continued to improve for equity investors in early 1997. Stronger than expected economic growth has resulted in positive earnings surprises, which have helped boost stock prices. While no visible signs of inflationary pressures have surfaced yet, the strong economy and tight labor markets have raised inflation concerns, and kept bond prices under pressure.

During the past year, stock prices of large companies have tended to move consistently higher, with the pace accelerating during the last six months. Meanwhile, interest rates have been very volatile, but generally have moved higher since late 1996. Higher interest rates resulted in lower bond prices, and have created a difficult environment for fixed-income investors.

ECONOMIC PERSPECTIVE

The U.S. economy has continued to confound the experts, but then it has always tended to do what is least expected. While this economic expansion is already longer than average, at six years old, the relatively slow pace of growth has kept total growth this cycle well below average. The economy has been expected to slow for some time now, given the heavily indebted consumer, a government that is pressured to cut spending, and an aging capital spending cycle. However, a strong job market, solid growth in personal income, and vastly improved household wealth has resulted in high consumer confidence and spending. The surprisingly strong consumer, coupled with a political system that delays real budget cuts, and record spending for technological improvement by business, has kept the economy much stronger over the past year than expected.

An important question for investors now is whether true inflationary pressures will emerge, as is typical late in business cycles. The majority of economists seem to agree that in the global economy, there are excesses of natural resources, goods, and labor, which should keep inflation under control. However, some economists are concerned that the strong job market will lead to wage pressures and higher inflation. Current evidence supports the case that inflation is not a major concern. However, given the poor history of economic forecasts, it is important for investors to be mindful of potential inflation surprises.

FIXED INCOME MARKET

The most important event for fixed income markets during the last six months was probably the Federal Reserve Board's (the "Fed") decision to raise short-term interest rates by 0.25% in late March of this year. That followed last November's now infamous "irrational exuberance" comment by Fed Chairman Greenspan which had led many to expect the increase sooner. So far in 1997, inflation has proven very tame, running at around 2.0% versus last year's 3.3% pace. This normally would have been good news for bonds, but the strong job market and overall economic strength have been too much for bonds to overcome. The weak bond market since early 1996 has been in sharp contrast to the strong equity market. Of course, this has boosted investors' confidence in stocks, relative to bonds. Without record foreign buying of U.S. bonds last year, the performance gap between our bond and stock markets could have been even greater.

The weak bond market and benign inflation have resulted in high real interest rates (nominal rates less inflation) that make bonds look quite attractive. Most quantitative measures of the relative attractiveness between bonds and stocks now favor bonds. History supports the importance of a balanced portfolio including both bonds and stocks to provide a defensive hedge during periods of stock market volatility. Although no one knows for certain when bonds will once again provide attractive investment returns, their importance as part of a prudent investment portfolio could easily surface during the next year.


Our family of funds includes fixed-income offerings designed to meet a variety of needs. The investment objective of the SOUTHTRUST VULCAN BOND FUND is to provide a level of total return consistent with a portfolio of high-quality debt securities. The weighted-average maturity of the fund's holdings will generally be between 5-10 years, but may be longer when bonds are considered to be particularly attractive. The fund's average maturity is adjusted based upon anticipated market conditions. Since we believe bonds are becoming increasingly attractive, we have generally used any weakness in bond prices to lengthen duration and maturity. Our focus is on high-quality securities likely to perform best if the economy slows, raising credit concerns. We are positioning the fund's portfolio for shareholders to potentially benefit from the next bull market in bonds.

Meanwhile, the SOUTHTRUST VULCAN INCOME FUND invests in short and intermediate maturity bonds and notes with an investment objective of providing current income. The fund will pursue this objective while attempting to minimize principal volatility. The fund invests in a portfolio of high-quality debt securities with a weighted-average maturity of 1 1/2-5 years. Here again, we have tended to extend maturities within our target range, but with an effort to maximize current income potential.

For those desiring income and safety without price volatility, the objective of the SOUTHTRUST VULCAN TREASURY OBLIGATIONS MONEY MARKET FUND is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.* The fund invests solely in direct obligations of the U.S. Treasury, consisting of Treasury bills and notes and repurchase agreements collateralized by direct Treasury obligations. All securities acquired will have remaining maturities of thirteen months or less, and the dollar-weighted average portfolio maturity of the fund will not exceed 90-days. The yield of the fund is affected by changes in short-term interest rates.

EQUITY REVIEW

Once again, the stock market got off to a strong start during the new year. Stock indices have rocketed to all-time highs, in spite of a March correction in large-cap stock indices, and significant weakness in small company stocks that has lasted since mid-1996. The market's strength early in 1997 was fueled by strong mutual fund cash inflows and generally better-than-expected fourth quarter earnings reports. In March, stocks finally began to reflect the pressure of higher bond yields, which had increased throughout the quarter. Mutual fund inflows slowed from January's torrid pace, and the financial markets braced for the first Fed tightening in over two years. The decline intensified during the last few days of the quarter following the 25 basis point increase in the federal funds target rate. An environment of Fed tightening is typically not favorable for stocks, as it implies that the Fed perceives a near-term risk of inflation. The rising interest rates and inflationary pressures reduce corporate profitability, as the economy slows and borrowing costs rise. In turn, the higher yields on bonds reduce the relative attractiveness of stocks.

After two years of spectacular stock market returns in an extremely favorable environment of strong profitability and low inflation, the level of risk in the market has increased substantially. There are several macro factors that could create a challenging environment for stocks during the balance of 1997. The most obvious factors include a less friendly Fed, relatively high valuations, declining earnings momentum, moderation in mutual fund cash inflows, and the advancing age of both the economic cycle and the bull market. We believe it is probable that the Fed will increase rates one or two more times this year. If the economy continues to surprise on the upside and/or if inflation turns out to be a problem, a sharp market decline is possible. If, on the other hand, the economy slows enough to allow a return to a benign monetary environment, long-term interest rates decline, and corporate

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.



earnings demonstrate continued stability, higher stock prices are likely. Increased caution, selectivity, and adherence to prudent investment disciplines are especially important in the current difficult environment for equities, as it appears to us that volatility will remain very high.

In spite of these concerns, the simple truth is that the environment for stock investing has rarely been better. A surprisingly strong economy, without serious inflationary pressures and with few of the normal excesses that usually lead to recession, is very favorable for stocks. We see no reason to expect the environment to materially change any time soon. So while your SOUTHTRUST VULCAN STOCK FUND portfolio managers are cautious, having experienced many market cycles, we also know enough not to fight this powerful bull market. We have not raised a significant cash position, and do not plan to do so. Our constant search is for solid companies with attractive earnings growth prospects which are not fully reflected in their stock's price. The disciplined process we use to accomplish this has led to a significant increase in more defensive stocks such as telephones, while our weighting in technology stocks has at least temporarily been reduced. The fund has also overweighted financial and healthcare stocks that benefit from our country's aging population. Every investment made in the fund weighs potential reward versus downside risk, a discipline that often leads the fund to undervalued and overlooked stocks that can exhibit defensive qualities if the market experiences turbulence.

Thank you for your continued confidence in our management. We look forward to serving you during the next year.





SOUTHTRUST VULCAN BOND FUND
-------------------------------------------------------------------------------

           GROWTH OF $10,000 INVESTED IN SOUTHTRUST VULCAN BOND FUND

   The graph below  illustrates  the  hypothetical  investment of $10,000 in the
     SouthTrust Vulcan Bond Fund (the "Fund") from May 8, 1992, (start of performance) to April 30, 1997, compared to the Lehman Brothers Intermediate
                    Government/Corporate Index ("LBIG/C")+




Graphic representation omitted; see Appendix A.






PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.00% ($10,000 investment minus $400 sales charge=$9,600). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBIG/C has been adjusted to reflect reinvestment of dividends on securities in the index.

 +The LBIG/C is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

++Total return quoted reflects all applicable sales charges and contingent deferred sales charges. Subsequent to March 1, 1996, the sales charge on the SouthTrust Vulcan Bond Fund has been changed to 3.50%.


SOUTHTRUST VULCAN STOCK FUND
-------------------------------------------------------------------------------

          GROWTH OF $10,000 INVESTED IN SOUTHTRUST VULCAN STOCK FUND

   The graph below  illustrates  the  hypothetical  investment of $10,000 in the
     SouthTrust Vulcan Stock Fund (the "Fund") from May 8, 1992, (start of performance) to April 30, 1997, compared to the Standard & Poor's 500 Index
                                 ("S&P 500")+




Graphic representation omitted; see Appendix B.






PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge=$9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

 +The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

++Total return quoted reflects all applicable sales charges and contingent deferred sales charges. On March 1, 1996 the sales charge for SouthTrust Vulcan Stock Fund changed to 3.50%. The total returns and graph above are based on the original sales charge of 4.50%. Effective July 1, 1996, the sales charge for SouthTrust Vulcan Stock Fund was changed back to 4.50%.




SOUTHTRUST VULCAN INCOME FUND
-------------------------------------------------------------------------------

          GROWTH OF $10,000 INVESTED IN SOUTHTRUST VULCAN INCOME FUND

   The graph below illustrates the hypothetical investment of $10,000 in the SouthTrust Vulcan Income Fund (the "Fund") from January 10, 1996, (start of performance) to April 30, 1997, compared to the Merrill Lynch
              Corporate/Government 1-5 Year Index ("MLC/G 1-5")+




Graphic representation omitted; see Appendix C.






PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.50% ($10,000 investment minus $350 sales charge=$9,650). The Fund's performance assumes the reinvestment of all dividends and distributions. The MLC/G 1-5 has been adjusted to reflect reinvestment of dividends on securities in the index.

 +The MLC/G 1-5 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

++Total return quoted reflects all applicable sales charges and contingent deferred sales charges.




SOUTHTRUST VULCAN TREASURY OBLIGATIONS
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           VALUE
 ----------- -------------------------------------------------   ------------
 U.S. TREASURY OBLIGATIONS--37.1%
-----------------------------------------------------------------------------
             U.S. TREASURY BILLS--9.4%
             -------------------------------------------------
 $15,000,000 5/29/1997                                           $ 14,941,550
             -------------------------------------------------
  20,000,000 6/5/1997                                              19,903,167
             -------------------------------------------------
  15,000,000 7/17/1997                                             14,837,177
             -------------------------------------------------   ------------
              Total                                                49,681,894
             -------------------------------------------------   ------------
             U.S. TREASURY NOTES--27.7%
             -------------------------------------------------
  25,000,000 8.500%, 5/15/1997                                     25,029,860
             -------------------------------------------------
  25,000,000 5.625%, 6/30/1997                                     25,015,904
             -------------------------------------------------
  40,000,000 5.875%, 7/31/1997                                     40,048,274
             -------------------------------------------------
  55,000,000 5.500%-5.750%, 9/30/1997                              55,040,068
             -------------------------------------------------   ------------
              Total                                               145,134,106
             -------------------------------------------------   ------------
              TOTAL U.S. TREASURY OBLIGATIONS                     194,816,000
             -------------------------------------------------   ------------
 (A) REPURCHASE AGREEMENTS--62.8%
-----------------------------------------------------------------------------
             Barclays de Zoete Wedd Securities, Inc., 5.320%,      50,000,000
  50,000,000 5/1/1997
             -------------------------------------------------
  24,400,000 Credit Suisse First Boston, 5.200%, 5/1/1997          24,400,000
             -------------------------------------------------
             Donaldson, Lufkin and Jenrette Securities Corp.,      50,000,000
  50,000,000 5.350%, 5/1/1997
             -------------------------------------------------
 120,000,000 Dresdner Securities (USA), Inc., 5.320%, 5/1/1997    120,000,000
             -------------------------------------------------
  25,000,000 Lehman Brothers, Inc., 5.370%, 5/1/1997               25,000,000
             -------------------------------------------------
  35,000,000 Merrill Lynch, Pierce, Fenner and Smith, 5.250%,
             5/1/1997                                              35,000,000
             -------------------------------------------------
  25,000,000 Morgan Stanley Group, Inc., 5.030%, 5/1/1997          25,000,000
             -------------------------------------------------   ------------
              TOTAL REPURCHASE AGREEMENTS                         329,400,000
             -------------------------------------------------   ------------
              TOTAL INVESTMENTS (AT AMORTIZED COST)(B)           $524,216,000
             -------------------------------------------------   ------------

(a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($524,462,069) at April 30, 1997.

(See Notes which are an integral part of the Financial Statements)




VULCAN BOND FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                             VALUE
 ---------- ----------------------------------------------------   -----------
 LONG-TERM INVESTMENTS--96.9%
------------------------------------------------------------------------------
 CORPORATE BONDS--30.6%
------------------------------------------------------------------------------
            BANKING--6.7%
            ----------------------------------------------------
            Bank of New York Co., Inc., Sub. Note, 8.50%,          $ 2,683,897
 $2,500,000 12/15/2004
            ----------------------------------------------------
  3,500,000 Northern Trust Corp., Sub. Note, 6.70%, 9/15/2005        3,391,829
            ----------------------------------------------------   -----------
             Total                                                   6,075,726
            ----------------------------------------------------   -----------
            COMMERCIAL SERVICES--2.1%
            ----------------------------------------------------
  2,000,000 Equifax, Inc., Sr. Note, 6.50%, 6/15/2003                1,921,328
            ----------------------------------------------------   -----------
            CONSUMER NON-DURABLES--2.7%
            ----------------------------------------------------
            Philip Morris Cos., Inc., Unsecd. Note, 7.125%,          1,467,273
  1,500,000 10/1/2004
            ----------------------------------------------------
            Philip Morris Cos., Inc., Unsecd. Note, 7.125%,          1,004,281
  1,000,000 12/1/1999
            ----------------------------------------------------   -----------
             Total                                                   2,471,554
            ----------------------------------------------------   -----------
            CONSUMER SERVICES--2.2%
            ----------------------------------------------------
  2,000,000 Gannett Co., Inc., Unsecd. Note, 5.85%, 5/1/2000         1,954,484
            ----------------------------------------------------   -----------
            FINANCE--11.0%
            ----------------------------------------------------
            Associates Corp. of North America, Sr. Note, 6.00%,      1,956,472
  2,000,000 6/15/2000
            ----------------------------------------------------
            Ford Motor Credit Corp., Unsecd. Note, 7.75%,            2,561,435
  2,500,000 10/1/1999
            ----------------------------------------------------
            General Motors Acceptance Corp., Note, 6.65%,              963,180
  1,000,000 11/15/2005
            ----------------------------------------------------
            National Rural Utilities Cooperative Finance Corp.,      1,992,748
  2,000,000 Sr. Note, 6.75%, 9/1/2001
            ----------------------------------------------------
            Standard Credit Card Master Trust 1991-6, Class A,       2,558,550
  2,500,000 7.875%, 1/7/1998
            ----------------------------------------------------   -----------
             Total                                                  10,032,385
            ----------------------------------------------------   -----------
            TRANSPORTATION--1.1%
            ----------------------------------------------------
            Norfolk Southern Corp., Equip. Trust, Series C,          1,040,841
  1,000,000 7.75%, 8/15/2006
            ----------------------------------------------------   -----------
            UTILITIES--4.8%
            ----------------------------------------------------
  3,500,000 Georgia Power Co., 1st Mtg. Bond, 6.625%, 4/1/2003       3,401,930
            ----------------------------------------------------
            New England Telephone & Telegraph, Unsecd. Note,         1,000,887
  1,000,000 6.25%, 12/15/1997
            ----------------------------------------------------   -----------
             Total                                                   4,402,817
            ----------------------------------------------------   -----------
             TOTAL CORPORATE BONDS (IDENTIFIED COST $27,200,320)    27,899,135
            ----------------------------------------------------   -----------



VULCAN BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                       VALUE
 ---------- ----------------------------------------------   -----------
 LONG-TERM INVESTMENTS--CONTINUED
------------------------------------------------------------------------
 GOVERNMENT AGENCIES--24.4%
------------------------------------------------------------------------
            FEDERAL HOME LOAN BANK--10.4%
            ----------------------------------------------
 $2,995,652 7.00%, 2/1/2027                                  $ 2,914,886
            ----------------------------------------------
  2,341,236 7.50%, 5/1/2011                                    2,370,008
            ----------------------------------------------
  2,326,020 8.00%, 3/1/2000                                    2,363,443
            ----------------------------------------------
  1,827,151 8.00%, 1/1/2007                                    1,874,600
            ----------------------------------------------   -----------
             Total                                             9,522,937
            ----------------------------------------------   -----------
            FEDERAL HOME LOAN MORTGAGE CORP.--1.7%
            ----------------------------------------------
  1,467,753 9.50%, 2/15/2020                                   1,563,243
            ----------------------------------------------   -----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION--6.8%
            ----------------------------------------------
  1,980,824 7.50%, 6/1/2002                                    2,007,701
            ----------------------------------------------
  2,500,000 8.25%, 10/12/2004                                  2,566,240
            ----------------------------------------------
  1,487,006 10.00%, 1/1/2020                                   1,625,018
            ----------------------------------------------   -----------
             Total                                             6,198,959
            ----------------------------------------------   -----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--5.5%
            ----------------------------------------------
  1,398,397 7.00%, 8/15/2008                                   1,392,716
            ----------------------------------------------
    723,590 8.00%, 5/15/2022                                     735,121
            ----------------------------------------------
  1,779,125 8.50%, 10/15/2009                                  1,844,730
            ----------------------------------------------
    984,964 8.50%, 5/15/2024                                   1,019,130
            ----------------------------------------------   -----------
             Total                                             4,991,697
            ----------------------------------------------   -----------
             TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST       22,276,836
            $22,100,429)
            ----------------------------------------------   -----------
 U.S. TREASURY--41.9%
------------------------------------------------------------------------
            U.S. TREASURY SECURITIES--3.9%
            ----------------------------------------------
  8,050,000 STRIP, 5/15/2009                                   3,516,321
            ----------------------------------------------   -----------
            U.S. TREASURY BONDS--21.3%
            ----------------------------------------------
  4,000,000 6.875%, 8/15/2025                                  3,925,000
            ----------------------------------------------
  3,000,000 7.125%, 2/15/2023                                  3,020,625
            ----------------------------------------------
  4,000,000 7.25%, 5/15/2016                                   4,087,500
            ----------------------------------------------
  2,000,000 7.25%, 8/15/2022                                   2,041,250
            ----------------------------------------------
  4,000,000 7.50%, 11/15/2016                                  4,188,748
            ----------------------------------------------


VULCAN BOND FUND
-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                        VALUE
 ---------- -----------------------------------------------   -----------
 LONG-TERM INVESTMENTS--CONTINUED
-----------------------------------------------------------------------------
 U.S. TREASURY--CONTINUED
-----------------------------------------------------------------------------
 $1,000,000 7.875%, 2/15/2021                                 $ 1,091,562
            -----------------------------------------------
  1,000,000 8.00%, 11/15/2021                                   1,107,187
            -----------------------------------------------   -----------
             Total                                             19,461,872
            -----------------------------------------------   -----------
            U.S. TREASURY NOTES--16.7%
            -----------------------------------------------
  1,750,000 6.00%, 8/15/1999                                    1,736,875
            -----------------------------------------------
  3,000,000 6.25%, 10/31/2001                                   2,963,436
            -----------------------------------------------
  2,500,000 6.25%, 2/15/2007                                    2,417,967
            -----------------------------------------------
  1,000,000 6.50%, 4/30/1999                                    1,004,375
            -----------------------------------------------
  1,000,000 6.50%, 8/15/2005                                      985,000
            -----------------------------------------------
  1,000,000 6.75%, 6/30/1999                                    1,008,750
            -----------------------------------------------
  1,000,000 7.00%, 4/15/1999                                    1,013,437
            -----------------------------------------------
  1,000,000 7.125%, 10/15/1998                                  1,013,750
            -----------------------------------------------
  1,000,000 8.00%, 5/15/2001                                    1,051,250
            -----------------------------------------------
  1,000,000 8.00%, 8/15/1999                                    1,034,687
            -----------------------------------------------
  1,000,000 8.125%, 2/15/1998                                   1,016,875
            -----------------------------------------------   -----------
             Total                                             15,246,402
            -----------------------------------------------   -----------
             TOTAL U.S. TREASURY (IDENTIFIED COST              38,224,595
            $38,530,864)
            -----------------------------------------------   -----------
             TOTAL LONG-TERM INVESTMENTS (IDENTIFIED COST      88,400,566
            $87,831,613)
            -----------------------------------------------   -----------
 SHORT-TERM INVESTMENTS--0.8%
-----------------------------------------------------------------------------
            MUTUAL FUNDS--0.8%
            -----------------------------------------------
            Seven Seas Series Government Fund (at net asset       684,769
            684,769 value)
            -----------------------------------------------   -----------
             TOTAL INVESTMENTS (IDENTIFIED COST
            $88,516,382)(A)                                   $89,085,335
            -----------------------------------------------   -----------

(a) The cost of investments for federal tax purposes amounts to $88,539,195. The net unrealized appreciation of investments on a federal tax basis amounts to $568,953 which is comprised of $1,460,114 appreciation and $891,161 depreciation at April 30, 1997.

Note: The categories of investments are shown as a percentage of net assets ($91,184,573) at April 30, 1997.

The following acronym is used throughout this portfolio:

STRIP--Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)



SOUTHTRUST VULCAN STOCK FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997
--------------------------------------------------------------------------------

   SHARES                                          VALUE
 ----------- ---------------------------------   ----------
 COMMON STOCKS--94.0%
-----------------------------------------------------------
             CAPITAL GOODS--8.6%
             ---------------------------------
      37,700 Dover Corp.                         $1,998,100
             ---------------------------------
      57,500 Fluor Corp.                          3,162,500
             ---------------------------------
      41,900 General Electric Co.                 4,645,662
             ---------------------------------
     153,400 (a)Jacobs Engineering Group, Inc.    3,911,700
             ---------------------------------
     144,800 (a)Litton Industries, Inc.           6,135,900
             ---------------------------------
      56,100 Rockwell International Corp.         3,730,650
             ---------------------------------   ----------
              Total                              23,584,512
             ---------------------------------   ----------
             CONSUMER DURABLES--1.5%
             ---------------------------------
      77,000 Goodyear Tire & Rubber Co.           4,052,125
             ---------------------------------   ----------
             CONSUMER NON-DURABLES--9.3%
             ---------------------------------
      43,000 CPC International, Inc.              3,552,875
             ---------------------------------
     168,800 IBP, Inc.                            4,009,000
             ---------------------------------
      91,000 PepsiCo, Inc.                        3,173,625
             ---------------------------------
     127,200 Philip Morris Cos., Inc.             5,008,500
             ---------------------------------
      96,650 Hanson PLC, ADR                      2,343,762
             ---------------------------------
      94,700 Sara Lee Corp.                       3,977,400
             ---------------------------------
     127,600 UST, Inc.                            3,333,550
             ---------------------------------   ----------
              Total                              25,398,712
             ---------------------------------   ----------
             CONSUMER SERVICES--1.2%
             ---------------------------------
      39,300 Disney (Walt) Co.                    3,222,600
             ---------------------------------   ----------
             ENERGY--5.3%
             ---------------------------------
      51,900 Amoco Corp.                          4,340,137
             ---------------------------------
     128,100 Coastal Corp.                        6,084,750
             ---------------------------------
      32,000 Mobil Corp.                          4,160,000
             ---------------------------------   ----------
              Total                              14,584,887
             ---------------------------------   ----------
             FINANCE--16.1%
             ---------------------------------
      92,200 Bank of New York Co., Inc.           3,641,900
             ---------------------------------
      46,000 Chase Manhattan Corp.                4,260,750
             ---------------------------------



SOUTHTRUST VULCAN STOCK FUND
--------------------------------------------------------------------------------

 SHARES                                                   VALUE
 ------- -------------------------------------------   -----------
 COMMON STOCKS--CONTINUED
------------------------------------------------------------------
         FINANCE--CONTINUED
         -------------------------------------------
  79,600 Chubb Corp.                                   $ 4,596,900
         -------------------------------------------
 113,700 Federal National Mortgage Association           4,675,912
         -------------------------------------------
 120,400 KeyCorp                                         6,275,850
         -------------------------------------------
 108,400 NationsBank Corp.                               6,544,650
         -------------------------------------------
 139,650 Old Republic International Corp.                3,945,113
         -------------------------------------------
  58,300 Providian Corp.                                 3,366,825
         -------------------------------------------
  48,000 Reliastar Financial Corp.                       2,904,000
         -------------------------------------------
  77,500 SunAmerica, Inc.                                3,565,000
         -------------------------------------------   -----------
          Total                                         43,776,900
         -------------------------------------------   -----------
         HEALTH CARE--13.8%
         -------------------------------------------
 115,400 Bristol-Myers Squibb Co.                        7,558,700
         -------------------------------------------
 151,950 Columbia/HCA Healthcare Corp.                   5,318,250
         -------------------------------------------
 126,700 Integrated Health Services, Inc.                4,070,237
         -------------------------------------------
 101,900 Mallinckrodt, Inc.                              3,706,613
         -------------------------------------------
 157,000 (a)MedPartners, Inc.                            2,865,250
         -------------------------------------------
  21,971 (a)PacifiCare Health Systems, Inc., Class A     1,686,274
         -------------------------------------------
  34,695 (a)PacifiCare Health Systems, Inc., Class B     2,784,274
         -------------------------------------------
  69,400 Pfizer, Inc.                                    6,662,400
         -------------------------------------------
   3,601 Talbert Medical Management Corp., Rights           63,018
         -------------------------------------------
 111,240 (a)Tenet Healthcare Corp.                       2,892,240
         -------------------------------------------   -----------
          Total                                         37,607,256
         -------------------------------------------   -----------
         MULTI INDUSTRY--0.9%
         -------------------------------------------
  53,500 Tenneco, Inc.                                   2,133,313
         -------------------------------------------   -----------
         RAW MATERIALS--5.1%
         -------------------------------------------
 105,600 International Paper Co.                         4,461,600
         -------------------------------------------
 181,042 (a)Millennium Chemicals, Inc.                   3,213,496
         -------------------------------------------
  46,400 Praxair, Inc.                                   2,395,400
         -------------------------------------------
 145,200 (a)Wolverine Tube, Inc.                         3,775,200
         -------------------------------------------   -----------
          Total                                         13,845,696
         -------------------------------------------   -----------



SOUTHTRUST VULCAN STOCK FUND
--------------------------------------------------------------------------------

 SHARES                                                           VALUE
 ------- ---------------------------------------------------   ------------
 COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------
         RETAIL--5.3%
         ---------------------------------------------------
 120,400 (a)Carson Pirie Scott & Co.                           $  3,581,900
         ---------------------------------------------------
  78,000 Home Depot, Inc.                                         4,524,000
         ---------------------------------------------------
 200,000 (a)Office Depot, Inc.                                    2,800,000
         ---------------------------------------------------
 130,000 Wal-Mart Stores, Inc.                                    3,672,500
         ---------------------------------------------------   ------------
          Total                                                  14,578,400
         ---------------------------------------------------   ------------
         TECHNOLOGY--12.6%
         ---------------------------------------------------
 123,600 Hewlett-Packard Co.                                      6,489,000
         ---------------------------------------------------
  35,700 Intel Corp.                                              5,466,562
         ---------------------------------------------------
  43,500 International Business Machines Corp.                    6,992,625
         ---------------------------------------------------
  82,500 Motorola, Inc.                                           4,723,125
         ---------------------------------------------------
 127,200 (a)Seagate Technology, Inc.                              5,835,300
         ---------------------------------------------------
 171,600 (a)Sun Microsystems, Inc.                                4,944,225
         ---------------------------------------------------   ------------
          Total                                                  34,450,837
         ---------------------------------------------------   ------------
         TELECOMMUNICATION SERVICES--8.6%
         ---------------------------------------------------
  75,000 Ameritech Corp.                                          4,584,375
         ---------------------------------------------------
  73,500 Bell Atlantic Corp.                                      4,979,625
         ---------------------------------------------------
 106,300 GTE Corp.                                                4,876,512
         ---------------------------------------------------
 126,900 MCI Communications Corp.                                 4,838,063
         ---------------------------------------------------
  94,800 Sprint Corp.                                             4,159,350
         ---------------------------------------------------   ------------
          Total                                                  23,437,925
         ---------------------------------------------------   ------------
         TRANSPORTATION--1.6%
         ---------------------------------------------------
  95,100 CSX Corp.                                                4,434,037
         ---------------------------------------------------   ------------
         UTILITIES--4.1%
         ---------------------------------------------------
  76,200 Consolidated Edison Co.                                  2,114,550
         ---------------------------------------------------
 102,600 Houston Industries, Inc.                                 2,052,000
         ---------------------------------------------------
  42,600 Northern States Power Co.                                1,938,300
         ---------------------------------------------------
  76,850 (a)Energy Group PLC, ADR                                 2,411,169
         ---------------------------------------------------
 156,100 Westcoast Energy, Inc.                                   2,673,213
         ---------------------------------------------------   ------------
          Total                                                  11,189,232
         ---------------------------------------------------   ------------
          TOTAL COMMON STOCKS (IDENTIFIED COST $195,725,486)    256,296,432
         ---------------------------------------------------   ------------




SOUTHTRUST VULCAN STOCK FUND
--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT                                                         VALUE
 ----------- -----------------------------------------------   ------------
 PREFERRED STOCKS--0.3%
---------------------------------------------------------------------------
             HEALTH SERVICES--0.3%
             -----------------------------------------------
      25,500 PacifiCare Health Systems, Inc., Conv., Pfd.,
             Series C, $1.00
             (IDENTIFIED COST $843,094)                        $    796,875
             -----------------------------------------------   ------------
 MUTUAL FUNDS--1.2%
---------------------------------------------------------------------------
             Seven Seas Series Government Fund (at net asset      3,377,307
   3,377,307 value)
             -----------------------------------------------   ------------
 (B)(C) REPURCHASE AGREEMENT--4.4%
---------------------------------------------------------------------------
 $12,000,000 Morgan Stanley Group, Inc., 5.30%, 5/6/1997 (AT
             AMORTIZED COST)                                     12,000,000
             -----------------------------------------------   ------------
              TOTAL INVESTMENTS (IDENTIFIED COST               $272,470,614
             $211,945,887)(D)
             -----------------------------------------------   ------------

(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on the market prices at the date of the portfolio.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(d) The cost of investments for federal tax purposes amounts to $211,945,887. The net unrealized appreciation of investments on a federal tax basis amounts to $60,524,727 which is comprised of $64,970,965 appreciation and $4,446,238 depreciation at April 30, 1997.

Note: The categories of investments are shown as a percentage of net assets ($272,664,726) at April 30, 1997.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)




SOUTHTRUST VULCAN INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                             VALUE
 ---------- ----------------------------------------------------   -----------
 CORPORATE BONDS--19.7%
------------------------------------------------------------------------------
            FINANCE--7.9%
            ----------------------------------------------------
 $1,000,000 Ford Motor Credit Corp., 8.20%, 2/15/2002              $ 1,046,836
            ----------------------------------------------------
  1,000,000 General Motors Acceptance Corp., 6.625%, 10/1/2002         982,032
            ----------------------------------------------------
  1,000,000 International Lease Finance Corp., 7.00%, 6/1/1998       1,006,701
            ----------------------------------------------------   -----------
             Total                                                   3,035,569
            ----------------------------------------------------   -----------
            BANKING--2.5%
            ----------------------------------------------------
  1,000,000 NationsBank Corp., 5.125%, 9/15/1998                       983,193
            ----------------------------------------------------   -----------
            CONSUMER NON-DURABLES--4.0%
            ----------------------------------------------------
    500,000 Procter & Gamble Co., Deb., 8.70%, 8/1/2001                534,186
            ----------------------------------------------------
  1,000,000 Philip Morris Cos., Inc., Note, 7.625%, 5/15/2002        1,016,351
            ----------------------------------------------------   -----------
             Total                                                   1,550,537
            ----------------------------------------------------   -----------
            FINANCIAL SERVICES--2.7%
            ----------------------------------------------------
  1,000,000 Merrill Lynch & Co., Inc., 8.375%, 2/9/2000              1,040,751
            ----------------------------------------------------   -----------
            RETAIL--1.3%
            ----------------------------------------------------
    500,000 Dillard Department Stores, Inc., 7.375%, 6/15/1999         508,277
            ----------------------------------------------------   -----------
            TRANSPORTATION--1.3%
            ----------------------------------------------------
            Norfolk & Western Railroad Co., Equip. Trust, 8.75%,       509,104
    500,000 2/1/1998
            ----------------------------------------------------   -----------
             TOTAL CORPORATE BONDS (IDENTIFIED COST $7,508,180)      7,627,431
            ----------------------------------------------------   -----------
 GOVERNMENT AGENCIES--9.0%
------------------------------------------------------------------------------
            FEDERAL HOME LOAN BANK--3.9%
            ----------------------------------------------------
  1,500,000 6.58%, 1/23/2002                                         1,489,215
            ----------------------------------------------------   -----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.1%
            ----------------------------------------------------
  2,000,000 6.30%, 12/3/2001                                         1,962,014
            ----------------------------------------------------   -----------
             TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST              3,451,229
            $3,498,609)
            ----------------------------------------------------   -----------
 MORTGAGE BACKED SECURITIES--27.7%
------------------------------------------------------------------------------
            FEDERAL HOME LOAN MORTGAGE CORPORATION--8.7%
            ----------------------------------------------------
  1,879,315 7.50%, 2/1/2000                                          1,902,034
            ----------------------------------------------------



SOUTHTRUST VULCAN INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                           VALUE
 ---------- --------------------------------------------------   -----------
 MORTGAGE BACKED SECURITIES--CONTINUED
----------------------------------------------------------------------------
            FEDERAL HOME LOAN MORTGAGE CORPORATION--CONTINUED
            --------------------------------------------------
 $1,497,826 7.00%, 2/1/2027                                      $ 1,457,443
            --------------------------------------------------   -----------
             Total                                                 3,359,477
            --------------------------------------------------   -----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION--14.7%
            --------------------------------------------------
    862,122 8.00%, 8/1/2003                                          881,838
            --------------------------------------------------
  1,325,390 8.00%, 5/1/2006                                        1,357,715
            --------------------------------------------------
  1,548,862 7.00%, 4/1/1999                                        1,556,202
            --------------------------------------------------
  1,897,093 7.00%, 5/1/2003                                        1,900,297
            --------------------------------------------------   -----------
             Total                                                 5,696,052
            --------------------------------------------------   -----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--4.3%
            --------------------------------------------------
    768,284 8.50%, 7/15/2024                                         797,931
            --------------------------------------------------
    820,476 8.00%, 10/15/2009                                        843,211
            --------------------------------------------------   -----------
             Total                                                 1,641,142
            --------------------------------------------------   -----------
             TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST    10,696,671
            $10,708,133)
            --------------------------------------------------   -----------
 U.S. TREASURY OBLIGATIONS--40.2%
----------------------------------------------------------------------------
            U.S. TREASURY BILL--2.6%
            --------------------------------------------------
  1,000,000 7/31/1997                                                987,183
            --------------------------------------------------   -----------
            U.S. TREASURY NOTES--37.6%
            --------------------------------------------------
  1,000,000 7.125%, 10/15/1998                                     1,013,750
            --------------------------------------------------
  1,000,000 7.125%, 2/29/2000                                      1,017,812
            --------------------------------------------------
  1,000,000 7.00%, 4/15/1999                                       1,013,437
            --------------------------------------------------
  1,500,000 6.75%, 6/30/1999                                       1,513,125
            --------------------------------------------------
  3,000,000 6.375%, 1/15/1999                                      3,009,375
            --------------------------------------------------
  2,000,000 6.375%, 5/15/1999                                      2,003,124
            --------------------------------------------------
  2,000,000 6.375%, 3/31/2001                                      1,988,750
            --------------------------------------------------
  2,000,000 6.125%, 3/31/1998                                      2,004,374
            --------------------------------------------------
  1,000,000 5.625%, 1/31/1998                                        998,125
            --------------------------------------------------   -----------
             Total                                                14,561,872
            --------------------------------------------------   -----------
             TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST     15,549,055
            $15,558,103)
            --------------------------------------------------   -----------




SOUTHTRUST VULCAN INCOME FUND
--------------------------------------------------------------------------------

   SHARES                                                            VALUE
 ---------- ---------------------------------------------------   -----------
 MUTUAL FUND SHARES--2.2%
-----------------------------------------------------------------------------
            Seven Seas Series Government Fund (AT NET ASSET       $   849,825
    849,825 VALUE)
            ---------------------------------------------------   -----------
             TOTAL INVESTMENTS (IDENTIFIED COST $38,122,850)(A)   $38,174,211
            ---------------------------------------------------   -----------

(a) The cost of investments for federal tax purposes amounts to $38,122,850. The net unrealized appreciation of investments on a federal tax basis amounts to $51,361 which is comprised of $230,453 appreciation and $179,092 depreciation at April 30, 1997.

Note: The categories of investments are shown as a percentage of net assets ($38,597,602) at April 30, 1997.

(See Notes which are an integral part of the Financial Statements)




SOUTHTRUST VULCAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997
--------------------------------------------------------------------------------

                                            TREASURY
                                          OBLIGATIONS
                                             MONEY        BOND           STOCK          INCOME
                                          MARKET FUND     FUND            FUND           FUND
----------------------------------------  ------------ -----------    ------------    -----------
ASSETS:
----------------------------------------
Investments in repurchase agreements      $329,400,000 $   --         $ 12,000,000    $   --
----------------------------------------
Investments in securities                  194,816,000  89,085,335     260,470,614     38,174,211
----------------------------------------  ------------ -----------    ------------    -----------
  Total investments in securities, at     $524,216,000 $89,085,335    $272,470,614    $38,174,211
  value                                   ------------ -----------    ------------    -----------
----------------------------------------
Cash                                               939     --              --             --
----------------------------------------
Income receivable                            2,345,589   1,285,287         227,025        476,759
----------------------------------------
Receivable for investments sold                --        3,076,375          68,891        --
----------------------------------------
Receivable for shares sold                     --          841,394          69,425        145,402
----------------------------------------  ------------ -----------    ------------    -----------
  Total assets                             526,562,528  94,288,391     272,835,955     38,796,372
----------------------------------------  ------------ -----------    ------------    -----------
LIABILITIES:
----------------------------------------
Payable for investments purchased              --        3,020,988         --             --
----------------------------------------
Payable for shares redeemed                    --           51,384         131,546        183,048
----------------------------------------
Income distribution payable                  2,041,955     --              --             --
----------------------------------------
Accrued expenses                                58,504      31,446          39,683         15,722
----------------------------------------  ------------ -----------    ------------    -----------
  Total liabilities                          2,100,459   3,103,818         171,229        198,770
----------------------------------------  ------------ -----------    ------------    -----------
NET ASSETS CONSIST OF:
----------------------------------------
Paid in capital                            524,462,069  91,505,934     198,356,104     40,288,292
----------------------------------------
Net unrealized appreciation
(depreciation) of investments                  --          568,953      60,524,727         51,361
----------------------------------------
Accumulated net realized gain (loss) on
investments                                    --       (1,001,411)     13,691,901     (1,786,134)
----------------------------------------
Undistributed net investment income            --          111,097          91,994         44,083
----------------------------------------  ------------ -----------    ------------    -----------
  Total Net Assets                        $524,462,069 $91,184,573    $272,664,726    $38,597,602
----------------------------------------  ------------ -----------    ------------    -----------
Shares Outstanding                         524,462,069   9,166,016      17,244,227      3,985,474
----------------------------------------  ------------ -----------    ------------    -----------
NET ASSET VALUE PER SHARE:                $       1.00 $      9.95    $      15.81    $      9.68
(Net Assets / Shares Outstanding)         ------------ -----------    ------------    -----------
----------------------------------------
Offering Price Per Share(a)                    --      $     10.31(b) $      16.55(c) $     10.03(b)
----------------------------------------  ------------ -----------    ------------    -----------
Redemption Proceeds Per Share(a)               --      $      9.85(d) $      15.65(d) $      9.58(d)
----------------------------------------  ------------ -----------    ------------    -----------
Investments, at identified cost                --      $88,516,382    $211,945,887    $38,122,850
----------------------------------------  ------------ -----------    ------------    -----------
Investments, at tax cost                       --      $88,539,195    $211,945,887    $38,122,850
----------------------------------------  ------------ -----------    ------------    -----------

(a)See "How to Purchase, Exchange and Redeem Shares" in the prospectus.
(b) Computation of offering price: 100/96.5 of net asset value.
(c)Computation of offering price: 100/95.5 of net asset value.
(d) Computation of redemption proceeds: 99/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)



SOUTHTRUST VULCAN FUNDS
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1997
--------------------------------------------------------------------------------

                             TREASURY
                           OBLIGATIONS
                           MONEY MARKET     BOND        STOCK       INCOME
                               FUND         FUND        FUND         FUND
-------------------------  ------------  ----------  -----------  -----------
INVESTMENT INCOME:
-------------------------
Dividends                  $    --       $   --      $ 3,957,093  $    --
-------------------------
Interest                    22,874,042    6,198,029    1,332,363    2,694,807
-------------------------  -----------   ----------  -----------  -----------
 Total income               22,874,042    6,198,029    5,289,456    2,694,807
-------------------------  -----------   ----------  -----------  -----------
EXPENSES:
-------------------------
Investment advisory fee      2,163,019      528,799    1,750,919      248,407
-------------------------
Administrative personnel
and services fee               526,824      107,564      284,437      100,160
-------------------------
Custodian fees                  94,420       27,124       40,962       23,288
-------------------------
Transfer and dividend
disbursing agent fees and
expenses                        52,535       34,288       38,744       24,658
-------------------------
Directors'/Trustees' fees       15,773        4,902       11,151        2,236
-------------------------
Auditing fees                    9,982        9,887       10,803        7,217
-------------------------
Legal fees                       8,547        2,066        7,795        4,488
-------------------------
Portfolio accounting fees       98,212       56,490       69,974       47,391
-------------------------
Share registration costs        83,832       21,440       25,074       43,805
-------------------------
Printing and postage             7,213        1,973        6,703        7,216
-------------------------
Insurance premiums               8,489        2,725        6,287        2,285
-------------------------
Miscellaneous                   10,707        2,373        4,360        3,390
-------------------------  -----------   ----------  -----------  -----------
  Total expenses             3,079,553      799,631    2,257,209      514,541
-------------------------  -----------   ----------  -----------  -----------
Waivers--
-------------------------
Waiver of investment
 advisory fee                 (865,208)     (44,067)     (70,037)    (113,723)
-------------------------
Waiver of administrative
 personnel and services         --           --          --           (21,981)
 fee                       -----------   ----------  -----------  -----------
-------------------------
  Total waivers               (865,208)     (44,067)     (70,037)    (135,704)
-------------------------  -----------   ----------  -----------  -----------
    Net expenses             2,214,345      755,564    2,187,172      378,837
-------------------------  -----------   ----------  -----------  -----------
      Net investment        20,659,697    5,442,465    3,102,284    2,315,970
 income                    -----------   ----------  -----------  -----------
-------------------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
-------------------------
Net realized gain (loss)
on investments                  --          (15,674)  19,606,552   (1,685,387)
-------------------------
Change in unrealized
appreciation
(depreciation) of               --         (288,699)  20,216,321    1,220,369
investments                -----------   ----------  -----------  -----------
-------------------------
   Net realized and
   unrealized gain (loss)       --         (304,373)  39,822,873     (465,018)
   on investments          -----------   ----------  -----------  -----------
-------------------------
    Change in net assets   $20,659,697   $5,138,092  $42,925,157  $ 1,850,952
resulting from operations  -----------   ----------  -----------  -----------
-------------------------

(See Notes which are an integral part of the Financial Statements)


SOUTHTRUST VULCAN FUNDS
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               TREASURY OBLIGATIONS                   BOND
                                 MONEY MARKET FUND                    FUND
                          --------------------------------  --------------------------
                               YEAR ENDED APRIL 30,           YEAR ENDED APRIL 30,
                          --------------------------------  --------------------------
                               1997             1996            1997          1996
------------------------  ---------------  ---------------  ------------  ------------
INCREASE (DECREASE) IN
NET ASSETS:
------------------------
OPERATIONS--
------------------------
Net investment income     $    20,659,697  $    15,808,087  $  5,442,465  $  5,147,356
------------------------
Net realized gain (loss)
on investments                  --               --              (15,674)       86,918
------------------------
Net change in unrealized
appreciation
(depreciation)
of investments                  --               --             (288,699)       63,058
------------------------  ---------------  ---------------  ------------  ------------
  Change in net assets
  resulting from
  operations                   20,659,697       15,808,087     5,138,092     5,297,332
------------------------  ---------------  ---------------  ------------  ------------
DISTRIBUTIONS TO
SHAREHOLDERS--
------------------------
Distributions from net
investment income             (20,659,697)     (15,808,087)   (5,678,876)   (4,879,000)
------------------------  ---------------  ---------------  ------------  ------------
  Change in net assets
   from distributions to
   shareholders               (20,659,697)     (15,808,087)   (5,678,876)   (4,879,000)
------------------------  ---------------  ---------------  ------------  ------------
SHARE TRANSACTIONS--
------------------------
Proceeds from sale of
shares                      1,208,046,850    1,137,724,946    32,302,907    20,766,411
------------------------
Net asset value of
shares issued to
shareholders
in payment of
distributions declared            629,753          162,859        28,092        31,087
------------------------
Cost of shares redeemed    (1,129,943,491)  (1,006,358,894)  (23,862,729)  (14,367,477)
------------------------  ---------------  ---------------  ------------  ------------
  Change in net assets
   resulting from share
   transactions                78,733,112      131,528,911     8,468,270     6,430,021
------------------------  ---------------  ---------------  ------------  ------------
    Change in net assets       78,733,112      131,528,911     7,927,486     6,848,353
------------------------
NET ASSETS:
------------------------
Beginning of period           445,728,957      314,200,046    83,257,087    76,408,734
------------------------  ---------------  ---------------  ------------  ------------
End of period             $   524,462,069  $   445,728,957  $ 91,184,573  $ 83,257,087
------------------------  ---------------  ---------------  ------------  ------------
Undistributed net
investment income
included
in net assets at the end
of the period             $      --        $      --        $    111,097  $    343,888
------------------------  ---------------  ---------------  ------------  ------------

(See Notes which are an integral part of the Financial Statements)



SOUTHTRUST VULCAN FUNDS
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                    STOCK                      INCOME
                                    FUND                        FUND
                          --------------------------  -------------------------
                                 YEAR ENDED                  YEAR ENDED
                                  APRIL 30,                  APRIL 30,
                          --------------------------  -------------------------
                              1997          1996          1997         1996*
------------------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
NET ASSETS:
------------------------
OPERATIONS--
------------------------
Net investment income     $  3,102,284  $  2,938,420  $  2,315,970  $ 1,086,393
------------------------
Net realized gain (loss)
on investments              19,606,552    15,684,545    (1,685,387)    (100,747)
------------------------
Net change in unrealized
appreciation
(depreciation)
of investments              20,216,321    27,055,507     1,220,369   (1,169,008)
------------------------  ------------  ------------  ------------  -----------
  Change in net assets
  resulting from
  operations                42,925,157    45,678,472     1,850,952     (183,362)
------------------------  ------------  ------------  ------------  -----------
DISTRIBUTIONS TO
SHAREHOLDERS--
------------------------
Distributions from net
investment income           (3,209,583)   (2,853,915)   (2,329,572)  (1,028,708)
------------------------
Distributions from net
realized gain on
investment transactions    (17,630,011)   (5,617,636)      --           --
------------------------  ------------  ------------  ------------  -----------
  Change in net assets
  from distributions to
  shareholders             (20,839,594)   (8,471,551)   (2,329,572)  (1,028,708)
------------------------  ------------  ------------  ------------  -----------
SHARE TRANSACTIONS--
------------------------
Proceeds from sale of
shares                      58,030,705    57,273,724    10,063,184   82,289,179
------------------------
Net asset value of
shares issued to
shareholders
in payment of
distributions declared      16,925,121       217,397       --           --
------------------------
Cost of shares redeemed    (28,797,907)  (28,557,564)  (49,133,533)  (2,930,538)
------------------------  ------------  ------------  ------------  -----------
  Change in net assets
   resulting from share
   transactions             46,157,919    28,933,557   (39,070,349)  79,358,641
------------------------  ------------  ------------  ------------  -----------
    Change in net assets    68,243,482    66,140,478   (39,548,969)  78,146,571
------------------------
NET ASSETS:
------------------------
Beginning of period        204,421,244   138,280,766    78,146,571      --
------------------------  ------------  ------------  ------------  -----------
End of period             $272,664,726  $204,421,244  $ 38,597,602  $78,146,571
------------------------  ------------  ------------  ------------  -----------
Undistributed net
investment income
included
in net assets at the end
of the period             $     91,994  $    199,293  $     44,083  $    57,685
------------------------  ------------  ------------  ------------  -----------

*Reflects operations for the period from January 10, 1996 (date of initial public investment) to April 30, 1996.

(See Notes which are an integral part of the Financial Statements)




SOUTHTRUST VULCAN FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                               NET
                                            REALIZED
                                               AND                              DISTRIBUTIONS
                      NET ASSET            UNREALIZED             DISTRIBUTIONS   FROM NET
                       VALUE,      NET     GAIN(LOSS)  TOTAL FROM   FROM NET      REALIZED
                      BEGINNING INVESTMENT     ON      INVESTMENT  INVESTMENT      GAIN ON        TOTAL
YEAR ENDED APRIL 30,  OF PERIOD   INCOME   INVESTMENTS OPERATIONS    INCOME      INVESTMENTS  DISTRIBUTIONS
--------------------  --------- ---------- ----------- ---------- ------------- ------------- -------------
TREASURY OBLIGATIONS
MONEY MARKET FUND
1993(a)                $ 1.00      0.03        --         0.03        (0.03)         --           (0.03)
1994                   $ 1.00      0.03        --         0.03        (0.03)         --           (0.03)
1995                   $ 1.00      0.05        --         0.05        (0.05)         --           (0.05)
1996                   $ 1.00      0.05        --         0.05        (0.05)         --           (0.05)
1997                   $ 1.00      0.05        --         0.05        (0.05)         --           (0.05)
BOND FUND
1993(a)                $10.00      0.66        0.69       1.35        (0.62)        (0.02)        (0.64)
1994                   $10.71      0.63       (0.58)      0.05        (0.65)        (0.07)        (0.72)
1995                   $10.04      0.61       (0.09)      0.52        (0.61)         --           (0.61)
1996                   $ 9.95      0.59        0.03       0.62        (0.56)         --           (0.56)
1997                   $10.01      0.61       (0.03)      0.58        (0.64)         --           (0.64)
STOCK FUND
1993(a)                $10.00      0.19        0.35       0.54        (0.18)         --           (0.18)
1994                   $10.36      0.19       (0.28)     (0.09)       (0.19)         --           (0.19)
1995                   $10.08      0.20        1.43       1.63        (0.20)         --           (0.20)
1996                   $11.51      0.23        3.33       3.56        (0.23)        (0.44)        (0.67)
1997                   $14.40      0.20        2.59       2.79        (0.21)        (1.17)        (1.38)
INCOME FUND
1996(e)                $10.00      0.16       (0.25)     (0.09)       (0.14)         --           (0.14)
1997                   $ 9.77      0.56       (0.09)      0.47        (0.56)         --           (0.56)

(a) Reflects operations for the period from May 8, 1992 (date of initial public investment) to April 30, 1993.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Computed on an annualized basis.
(e) Reflects operations for the period from January 10, 1996 (date of initial public investment) to April 30, 1996.

(See Notes which are an integral part of the Financial Statements)



                           RATIOS TO AVERAGE NET ASSETS
NET ASSET            --------------------------------------------  NET ASSETS,
 VALUE,                            NET                               END OF     PORTFOLIO  AVERAGE
 END OF      TOTAL              INVESTMENT  EXPENSE/REIMBURSEMENT    PERIOD     TURNOVER  COMMISSION
 PERIOD    RETURN(B) EXPENSES     INCOME          WAIVER(C)       (000 OMITTED)   RATE       PAID
---------  --------- --------   ----------  --------------------- ------------- --------- ----------
 $ 1.00       2.93%    0.39%(d)    2.93%(d)         0.36%(d)        $194,771      $ --        --
 $ 1.00       2.83%    0.40%       2.81%            0.33%           $278,924      $ --        --
 $ 1.00       4.62%    0.43%       4.56%            0.30%           $314,200      $ --        --
 $ 1.00       5.26%    0.48%       5.11%            0.22%           $445,729      $ --        --
 $ 1.00       4.88%    0.51%       4.78%            0.20%           $524,462      $ --        --
 $10.71      13.44%    0.39%(d)    6.53%(d)         0.59%(d)        $ 25,989         19%      --
 $10.04       0.33%    0.51%       5.97%            0.58%           $ 32,767          6%      --
 $ 9.95       5.41%    0.75%       6.29%            0.28%           $ 76,409         48%      --
 $10.01       6.78%    0.87%       6.28%            0.08%           $ 83,257         28%      --
 $ 9.95       5.98%    0.86%       6.18%            0.05%           $ 91,185         63%      --
 $10.36       5.54%    0.39%(d)    1.91%(d)         0.74%(d)        $ 30,935         34%      --
 $10.08      (0.90%)   0.48%       1.82%            0.69%           $ 37,114         46%      --
 $11.51      16.36%    0.74%       1.95%            0.39%           $138,281         57%      --
 $14.40      31.51%    0.87%       1.75%            0.11%           $204,421         39%   $0.0747
 $15.81      19.99%    0.94%       1.33%            0.03%           $272,665         27%   $0.0747
 $ 9.77      (0.93%)   0.85%(d)    5.30%(d)         0.05%(d)        $ 78,147         61%      --
 $ 9.68       4.90%    0.92%       5.59%            0.32%           $ 38,598        112%      --



SOUTHTRUST VULCAN FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997
-------------------------------------------------------------------------------

(1) ORGANIZATION
SouthTrust Vulcan Funds (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company consists of four diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

         PORTFOLIO NAME                          INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------
  Vulcan  Treasury  Obligations  To provide as high a level of current  interest
  Money  Market  Fund  ("Treasury  income  as  is  consistent  with  maintaining liquidity Obligations") and stability of principal.
-------------------------------------------------------------------------------------
  Vulcan                         Bond Fund  ("Bond") To provide a level of total
                                 return   consistent   with   a   portfolio   of
                                 high-quality debt securities.
-------------------------------------------------------------------------------------
  Vulcan                         Stock  Fund  ("Stock")  To  provide   long-term
                                 capital  appreciation,  with income a secondary
                                 consideration.
-------------------------------------------------------------------------------------
  Vulcan Income Fund ("Income")  To provide current income.

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Company in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--U.S. government securities are generally valued at the mean between the over-the-counter bid and asked prices as furnished by an independent pricing service. Listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. For Treasury Obligations, the use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Company, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

  REPURCHASE AGREEMENTS--It is the policy of the Company to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions.



-------------------------------------------------------------------------------
  Additionally, procedures have been established by the Company to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Company will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Company's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Company could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to partnership income. The following reclassifications have been made to the financial statements.

                                   INCREASE (DECREASE)
            -----------------------------------------------------------------
  FUND NAME UNDISTRIBUTED NET INVESTMENT INCOME ACCUMULATED NET REALIZED LOSS
  --------- ----------------------------------- -----------------------------
  Bond Fund               $3,620                          $(3,620)
  ---------

  FEDERAL TAXES--It is the Company's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

  At April 30, 1997, the Company, for federal tax purposes, had a capital loss carryforwards, as noted below, which will reduce the Company's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Company of any liability for federal tax.

  Pursuant to the Code, such capital loss carryforwards will expire as follows:

                     EXPIRATION YEAR
              ----------------------------  TOTAL TAX LOSS
  FUND          2003     2004      2005      CARRYFORWARD
  ----------- -------- -------- ---------- ---------------
  Bond Fund   $225,282 $734,054     --       $  959,336
  -----------
  Income Fund    --       --    $1,561,092   $1,561,092
  -----------

  Additionally, net capital losses, as noted below, attributable to security transactions incurred after October 31, 1996 are treated as arising on May 1, 1997 the first day of the Funds' next taxable year.

               TOTAL TAX LOSS
  FUND          PUSHFORWARD
  ----------- ---------------
  Bond Fund      $ 24,118
  -----------
  Income Fund    $225,042
  -----------




-------------------------------------------------------------------------------
  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Company may engage in when-issued or delayed delivery transactions. The Company records when- issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST
The Master Trust Agreement permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value of $0.001). Transactions in shares were as follows:

                                                  YEAR ENDED APRIL 30,
                        ------------------------------------------------------------------------------
                                        1997                                    1996
                        --------------------------------------  --------------------------------------
                           TREASURY                                TREASURY
                         OBLIGATIONS       BOND       STOCK      OBLIGATIONS       BOND       STOCK
----------------------  --------------  ----------  ----------  --------------  ----------  ----------
Shares sold              1,208,046,850   3,223,005   3,804,196   1,137,724,946   2,024,389   4,334,642
----------------------
Shares issued to
shareholders in
payment of
distributions declared         629,753       2,805   1,120,754         162,859       3,035      16,554
----------------------
Shares redeemed         (1,129,943,491) (2,374,300) (1,875,843) (1,006,358,894) (1,390,568) (2,174,617)
----------------------  --------------  ----------  ----------  --------------  ----------  ----------
  Net change resulting
  from share
  transactions              78,733,112     851,510   3,049,107    (131,528,911)    636,856   2,176,579
----------------------  --------------  ----------  ----------  --------------  ----------  ----------

                              YEAR ENDED     PERIOD ENDED
                            APRIL 30, 1997 APRIL 30, 1996(A)
                            -------------- -----------------
                                INCOME          INCOME
--------------------------- -------------- -----------------
Shares sold                    1,031,600       8,293,583
---------------------------
Shares redeemed               (5,045,822)       (293,887)
---------------------------   ----------       ---------
  Net change resulting from
  share transactions          (4,014,222)      7,999,696
---------------------------   ----------       ---------

(a) For the period from January 10, 1996 (date of initial public investment) to April 30, 1996.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES INVESTMENT ADVISORY FEE--SouthTrust Bank of Alabama, N.A., the Company's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets as shown below. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


-------------------------------------------------------------------------------

                      ANNUAL
FUND                   RATE
--------------------   ----
TREASURY OBLIGATIONS   0.50%
--------------------
BOND                   0.60%
--------------------
STOCK                  0.75%
--------------------
INCOME                 0.60%
--------------------

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Company with certain administrative personnel and services. The fee is based on the level of average aggregate net assets of the Company for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AND DIVIDEND  DISBURSING  AGENT FEES AND  EXPENSES--Federated  Services
Company  ("FServ"),  through  its  subsidiary,  Federated  Shareholder  Services
Company ("FSSC") serves as transfer and dividend disbursing agent for the Company. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Company's accounting records for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers of the Company are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended April 30, 1997, were as follows:

FUND     PURCHASES      SALES
------  ------------ -----------
BOND    $ 66,523,564 $53,110,198
------  ------------ -----------
STOCK   $113,252,130 $57,484,937
------  ------------ -----------
INCOME  $ 44,967,003 $70,876,490
------  ------------ -----------


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
-------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of SOUTHTRUST VULCAN FUNDS

We have audited the accompanying statements of assets and liabilities of the SouthTrust Vulcan Funds, a Massachusetts business trust (comprising, respectively, the Treasury Obligations Money Market, the Stock, the Bond, and the Income Portfolios), as of April 30, 1997, and the related statements of operations for the year then ended, and the statements of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the SouthTrust Vulcan Funds as of April 30, 1997, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                            ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania, June 10, 1997




TRUSTEESOFFICERS
--------------------------------------------------------------------------------

Charles G. Brown, III                William O. Vann
Russell W. Chambliss                   Chairman
Thomas M. Grady                      Edward C. Gonzales
Thomas L. Merrill, Sr.                 President and Treasurer
William O. Vann                      C. Christine Thomson
                                       Vice President and Assistant Treasurer
                                     Peter J. Germain
                                       Secretary
                                     C. Todd Gibson
                                       Assistant Secretary



MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. ALTHOUGH MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Company's prospectus, which contains facts concerning the Funds' objectives and policies, management fees, expenses and other information.



                                     NOTES




                                     NOTES




                             INVESTMENT ADVISER:               Cusip 844734202
                                                               Cusip 844734301
                          [LOGO OF SOUTHTRUST BANK]            Cusip 844734103
                                                               Cusip 844734400
                               of Alabama, N.A.                G00859-01 (6/97)





Appendix A. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The SouthTrust Vulcan Bond Fund, based on a 4.00% sales charge, is represented by a solid line. The Lehman Brothers Intermediate Government/Corporate Index (the "LBIG/C") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the fund and the LBIG/C. The "x" axis reflects computation periods from 5/8/92 to 4/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the f und, based on a 4.00% sales charge, as compared to LBIG/C. The ending values were $13,033 and $13,871, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Average Annual Total Returns for the one-year period and from the fund's start of performance (5/8/92) to 4/30/97. The total returns were 2.30% and 5.58%, respectively.


Appendix B. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The SouthTrust Vulcan Stock Fund, based on a 4.50% sales charge, is represented by a solid line. The Standard & Poor's 500 Index (the "S&P 500") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the fund and the S&P 500. The "x" axis reflects computation periods from 5/8/92 to 4/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund, based on a 4.50% sales charge, as compared to the S&P 500. The ending values were $18,339 and $21,986, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Average Annual Total Returns for the one-year period and from the fund's start of performance (5/8/92) to 4/30/97. The total returns were 14.58% and 12.95%, respectively.


Appendix C. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The SouthTrust Vulcan Income Fund, based on a 3.50% sales charge, is represented by a solid line. The Merrill Lynch Corporate/Government 1-5 Year Index (the "MLC/G 1-5") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the fund and the MLC/G 1-5. The "x" axis reflects computation periods from 1/10/96 to 4/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund, based on a 3.50% sales charge, as compared to the MLC/G 1-5. The ending values were $10,028 and $10,603, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Average Annual Total Returns for the one-year period and from the fund's start of performance (1/10/96) to 4/30/97. The total returns were 1.27% and 0.24%, respectively.